Schedule of basic and diluted earnings per share (Details) - shares	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Earnings Per Share
Weighted average number of shares used in basic earnings per share	1,299,299	1,053,920
Weighted average number of shares used in diluted earnings per share	1,299,299	1,053,920